Employee Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Net actuarial loss	$ 952,133	$ 1,014,794
Prior service cost	9,343	5,939
Amounts recognized in accumulated other comprehensive loss	$ 961,476	$ 1,020,733